Combined Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Revenue:
Total revenue	$ 443,458	$ 457,109	$ 433,460
Cost of revenue:
Amortization of acquired technology	943	2,405	7,416
Total cost of revenue	132,669	164,005	176,772
Gross profit	310,789	293,104	256,688
Operating expenses:
Research and development, net	128,705	111,297	100,006
Selling, general and administrative	162,590	153,901	137,342
Amortization of other acquired intangible assets	1,218	593	651
Total operating expenses	292,513	265,791	237,999
Operating income	18,276	27,313	18,689
Other income (expense), net:
Interest income	1,347	3,509	3,165
Interest expense	(185)	(481)	(499)
Other income (expense), net	5,286	(404)	(1,414)
Total other income, net	6,448	2,624	1,252
Income before provision for income taxes	24,724	29,937	19,941
Provision for income taxes	4,414	2,567	7,620
Net income	20,310	27,370	12,321
Net income attributable to noncontrolling interest	6,107	7,179	3,593
Net income attributable to Cognyte Business of Verint Systems Inc.	$ 14,203	$ 20,191	$ 8,728
Net income per ordinary share attributable to Cognyte Business of Verint Systems Inc:
Basic (in dollars per share)	$ 0.22	$ 0.31	$ 0.13
Diluted (in dollars per share)	$ 0.22	$ 0.31	$ 0.13
Ordinary shares outstanding:
Basic (in shares)	65,773	65,773	65,773
Diluted (in shares)	65,773	65,773	65,773
Software
Revenue:
Total revenue	$ 187,236	$ 201,487	$ 191,062
Cost of revenue:
Cost of revenue	35,647	36,071	34,144
Software service
Revenue:
Total revenue	190,013	171,866	158,146
Cost of revenue:
Cost of revenue	44,893	45,012	51,237
Professional service and other
Revenue:
Total revenue	66,209	83,756	84,252
Cost of revenue:
Cost of revenue	$ 51,186	$ 80,517	$ 83,975